Cover	Mar. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2022
Entity File Number	024-10802
Entity Registrant Name	UC ASSET, LP
Entity Central Index Key	0001723517
Entity Tax Identification Number	30-0912782
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2299 Perimeter Park Drive
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30341
City Area Code	(470
Local Phone Number	475-1035
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false